Property, Plant and Equipment - Summary of Changes in Carrying Value of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 5,061
Ending balance	4,119	€ 5,061
Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	8,470
Additions	926	3,662
Disposals	(1,371)	(728)
Currency translation adjustments	(18)	4
Transfer	(100)
Ending balance	10,845	0
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,347)	(5,456)
Depreciation charge	(1,635)	(1,619)
Disposals	1,150	728
Currency translation adjustments	5	(1)
Transfer	100
Ending balance	(6,727)	(6,347)
Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,411
Ending balance	2,174	2,411
Property [Member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	191	2,810
Disposals	0	0
Currency translation adjustments	0	0
Transfer	0
Ending balance	3,001	0
Property [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(399)	0
Depreciation charge	(428)	(399)
Disposals	0	0
Currency translation adjustments	0	0
Transfer	0
Ending balance	(827)	(399)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,132
Ending balance	938	1,132
Equipment [Member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	3,947
Additions	670	648
Disposals	(932)	(496)
Currency translation adjustments	(1)	0
Transfer	(271)
Ending balance	3,563	0
Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,967)	(2,751)
Depreciation charge	(691)	(711)
Disposals	760	496
Currency translation adjustments	1	0
Transfer	271
Ending balance	(2,625)	(2,967)
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101
Ending balance	36	101
Furniture [member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	329
Additions	10	37
Disposals	(67)	(59)
Currency translation adjustments	0	0
Transfer	0
Ending balance	249	0
Furniture [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(205)	(211)
Depreciation charge	(46)	(54)
Disposals	38	59
Currency translation adjustments	0	0
Transfer	0
Ending balance	(214)	(205)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,417
Ending balance	970	1,417
Leasehold improvements [member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	4,195
Additions	56	167
Disposals	(372)	(172)
Currency translation adjustments	(17)	4
Transfer	171
Ending balance	4,032	0
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,776)	(2,494)
Depreciation charge	(470)	(455)
Disposals	352	172
Currency translation adjustments	4	(1)
Transfer	(171)
Ending balance	€ (3,061)	€ (2,776)